Trade and Other Receivables (Details) - Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables [Abstract]
At beginning and end of financial year	RM 243,021	$ 51,534	RM 243,021